Note 8 - Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes Tables
Schedule of Common Stock Reserved for Future Issuance [Table Text Block]
September 30 , 201 7
Stock options outstanding	683,960
Shares available for grant under equity incentive plan	1,110,400
Estimated common shares issuable upon conversion of notes payable and accrued interest	315,356
Common shares issuable under common stock purchase warrants	351,500
Total	2,461,216

December 31, 2016
Stock options outstanding	7,019,600
Shares available for grant under equity incentive plan	11,144,000
Estimated common shares issuable upon conversion of notes payable	2,466,667
Common shares issuable under common stock purchase warrants	3,615,000
Total	24,245,267